SUMMARY OF SIGNIFICANT ACCOUNTING POLICY (Tables)	3 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Concentrations of credit risk

	March 31, 2022	December 31, 2021

Percentage of the Company’s accounts receivable
Customer A	22.01%	16.37%
Customer B	56.98%	59.53%
Customer C	20.75%	16.30%
	99.74%	92.20%